UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.): [    ] is a restatement
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Rampart Investment Management Company, Inc.
Address:	One International Place, 23rd Floor
		Boston, MA 02110

13F File Number: 28-02301

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of reporting Manager:

Name:		Debbie L. Cancela
Title:		Vice-President
Phone:		(617) 342-6900
Signature, Place, and Date of Signing:

	Debbie L. Cancela		Boston, Massachusetts	January 23, 2001

Report Type (Check only one.):

[ XX ]		13F HOLDINGS REPORT.

[    ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		50

Form 13F Information Table Value Total:		$31,861


List of Other Included Managers:

No.		13F File Number		Name
n/a

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                com              002824100     1148 23700.00 SH       SOLE                 23700.00
AETNA INC COM                  com              008117103      427 10400.00 SH       SOLE                 10400.00
ALCOA COM                      com              013817101     1149 34300.00 SH       SOLE                 34300.00
ANALOG DEVICES INC COM         com              032654105      328  6400.00 SH       SOLE                  6400.00
BAKER HUGHES INC COM           com              057224107      287  6900.00 SH       SOLE                  6900.00
BANC ONE CORP COM              com              06423A103      520 14200.00 SH       SOLE                 14200.00
BROADCOM CORP CL A             com                             151  1800.00 SH       SOLE                  1800.00
BURLINGTON RES INC COM         com              122014103      672 13300.00 SH       SOLE                 13300.00
COMPUTER SCIENCES CORP COM     com              205363104      319  5300.00 SH       SOLE                  5300.00
CORNING INC COM                com              219350105      787 14900.00 SH       SOLE                 14900.00
DELL COMPUTER CORP COM         com              247025109      595 34100.00 SH       SOLE                 34100.00
DISNEY WALT CO COM             com              254687106      249  8600.00 SH       SOLE                  8600.00
E M C CORP MASS COM            com              268648102      173  2600.00 SH       SOLE                  2600.00
FEDERATED DEPT STORES COM      com              31410H101      343  9800.00 SH       SOLE                  9800.00
GENERAL DYNAMICS CORP COM      com              369550108     1420 18200.00 SH       SOLE                 18200.00
GENERAL MOTORS CORP COM        com              370442105      250  4900.00 SH       SOLE                  4900.00
HEWLETT PACKARD CO COM         com              428236103     1127 35700.00 SH       SOLE                 35700.00
INGERSOLL RAND CO COM          com              456866102      758 18100.00 SH       SOLE                 18100.00
INTL PAPER CO COM              com              460146103      820 20100.00 SH       SOLE                 20100.00
JDS UNIPHASE CORP COM          com                             154  3700.00 SH       SOLE                  3700.00
LIMITED INC COM                com              532716107      892 52300.00 SH       SOLE                 52300.00
LINCOLN NATL CORP IND COM      com              534187109      222  4700.00 SH       SOLE                  4700.00
MARRIOTT INC COM (NEW)         com              571903202      224  5300.00 SH       SOLE                  5300.00
MAXIM INTEGRATED PRODS COM     com                             148  3100.00 SH       SOLE                  3100.00
MBIA INC COM                   com              55262C100      845 11400.00 SH       SOLE                 11400.00
MCDONALDS CORP COM             com              580135101      792 23300.00 SH       SOLE                 23300.00
MELLON FINANCIAL CORP COM      com              58551A108      684 13900.00 SH       SOLE                 13900.00
MICRON TECHNOLOGY INC COM      com                             185  5200.00 SH       SOLE                  5200.00
MICROSOFT CORP COM             com              594918104      160  3700.00 SH       SOLE                  3700.00
MORGAN STANLEY DEAN WITTER COM com              617446448      880 11100.00 SH       SOLE                 11100.00
NEXTEL COMMUNICATIONS CL A     com                             166  6700.00 SH       SOLE                  6700.00
NIKE INC CL B                  com              654106103      385  6900.00 SH       SOLE                  6900.00
NORTEL NETWORKS CORPORATION CO com              656569100      808 25200.00 SH       SOLE                 25200.00
PALM INC                       com              696642107      974 34400.00 SH       SOLE                 34400.00
PEPSICO INC COM                com              713448108     1125 22700.00 SH       SOLE                 22700.00
PHELPS DODGE CORP COM          com              717265102     1111 19900.00 SH       SOLE                 19900.00
PROGRESSIVE CORP OHIO COM      com              743315103      974  9400.00 SH       SOLE                  9400.00
RADIOSHACK CORP COM            com              875382103      424  9900.00 SH       SOLE                  9900.00
SCHWAB CHARLES CP NEW COM      com              808513105      576 20300.00 SH       SOLE                 20300.00
SCIENTIFIC ATLANTA INC COM     com                             140  4300.00 SH       SOLE                  4300.00
SIEBEL SYS INC COM             com                             149  2200.00 SH       SOLE                  2200.00
SPDR TR UNIT SER 1             com              78462F103     1997 15222.00 SH       SOLE                 15222.00
STATE STR CORP COM             com              857477103     1006  8100.00 SH       SOLE                  8100.00
SUN MICROSYSTEMS INC COM       com              866810104      814 29200.00 SH       SOLE                 29200.00
TELLABS INC COM                com              879664100     1028 18200.00 SH       SOLE                 18200.00
TEXAS INSTRS INC COM           com              882508104      175  3700.00 SH       SOLE                  3700.00
TRW INC COM                    com              872649108      248  6400.00 SH       SOLE                  6400.00
UNOCAL CORP COM                com              915289102      743 19200.00 SH       SOLE                 19200.00
USA EDUCATION                  com              78442A109     2026 29800.00 SH       SOLE                 29800.00
WACHOVIA CORP COM              com              929771103      285  4900.00 SH       SOLE                  4900.00